Loans receivable - Loans provided to Castcrown Ltd (Details) - USD ($) $ in Thousands			12 Months Ended
	Jul. 31, 2025	Jan. 27, 2022	Dec. 31, 2024	Jun. 30, 2026	Dec. 31, 2025
Disclosure of associates [line items]
Additional amortized cost loans				$ 176	$ 1,172
Castcrown Ltd
Disclosure of associates [line items]
Corporate debt instruments held		$ 9,400
Loans and Advances, Interest Rate		7.00%
Fair value of remaining undrawn commitments.			$ 0		$ 0
Additional amortized cost loans			$ 6,199
Castcrown Ltd | Minimum
Disclosure of associates [line items]
Loans and Advances, Interest Rate			12.00%
Castcrown Ltd | Maximum
Disclosure of associates [line items]
Loans and Advances, Interest Rate			15.00%
Castcrown Ltd | Non-convertible secure loan
Disclosure of associates [line items]
Loans and Advances, Interest Rate	10.00%
Financial assets	$ 7,836
Notional amount	$ 10,224